NATURE OF BUSINESS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
NATURE OF BUSINESS AND BASIS OF PRESENTATION
NATURE OF BUSINESS AND BASIS OF PRESENTATION

1.NATURE OF BUSINESS AND BASIS OF PRESENTATION

Business

iSpecimen Inc. (“iSpecimen” or the “Company”) was incorporated in 2009 under the laws of the state of Delaware. The Company has developed and launched a proprietary online marketplace platform that connects medical researchers who need access to subjects, samples, and data, with hospitals, laboratories, and other organizations who have access to them. iSpecimen is a technology-driven company founded to address a critical challenge: how to connect life science researchers who need human biofluids, tissues, and living cells (“biospecimens”) for their research, with biospecimens available (but not easily accessible) in healthcare provider organizations worldwide. The Company’s proprietary platform - the iSpecimen Marketplace platform is designed to help solve this problem and transform the biospecimen procurement process to accelerate medical discovery. The Company is headquartered in Lexington, Massachusetts and its principal market is North America. The Company operates as one operating and reporting segment.

Basis of Presentation

The accompanying unaudited interim condensed financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) as determined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) for interim financial information, and, pursuant to the rules and regulations of Article 10 of Regulation S-X of the Securities Act of 1933, as amended (the “Securities Act”), published by the Securities and Exchange Commission (“SEC”) for interim financial statements. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the unaudited interim condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results of operations for the periods presented. They may not include all of the information and footnotes required by GAAP for complete financial statements. Therefore, these financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto for the year ended December 31, 2020 included in the Company’s final prospectus dated June 16, 2021, pursuant to Rule 424(b) under the Securities Act , as amended (the “Prospectus”). The results of operations for any interim periods are not necessarily indicative of the results that may be expected for the entire fiscal year or any other interim period.

On March 30, 2021, the Company effected a 1-for-5.545 reverse stock split (“reverse stock split”) of the Company’s common stock All fractional shares as a result of the reverse stock split were rounded down and no fractional shares were issued in connection with the reverse stock split. The par value, authorized share amount, and other terms of the common stock and preferred stock were not affected by the reverse stock split. All share and per share amounts, including stock options, warrants, and restricted stock awards have been retroactively adjusted in these financial statements for all periods presented to reflect the reverse stock split. Further, exercise prices of stock options and warrants have been retroactively adjusted in these financial statements for all periods presented to reflect the reverse stock split.

Initial Public Offering

On June 21, 2021, the Company consummated its initial public offering (“IPO”) in which the Company issued and sold 2,250,000 shares of its common stock at a public offering price of $8.00 per share, for aggregate gross proceeds of $18 million. The net proceeds from the IPO were $15.7 million after deducting underwriting discounts of $1.7 million and other offering costs of $0.6 million. The shares of common stock commenced trading on the Nasdaq Stock Market LLC on June 17, 2021 under the ticker symbol “ISPC.”

On July 1, 2021, the Company sold an additional 337,500 shares of its common stock, pursuant to the underwriters’ full exercise of the overallotment option, at a public offering price of $8.00 per share, for aggregate gross proceeds of $2.7 million. In aggregate, the Company received approximately $18.2 million after deducting for all underwriting discounts of $1.9 million and other offering costs of $0.6 million.

Upon closing of the IPO, all of the then-outstanding shares of redeemable convertible preferred stock automatically converted into common stock at a ratio of 1:1, resulting in the issuance of 1,291,012 shares of common stock. Subsequent to the closing of the IPO, there were no shares of convertible preferred stock outstanding.

1.NATURE OF BUSINESS AND BASIS OF PRESENTATION (continued)

Upon closing of the IPO, the Company converted all $5.5 million of its outstanding principal and all unpaid and accrued interest of approximately $1.3 million of the Convertible Notes (as defined below) into 1,206,614 shares of common stock at a conversion price of $5.60 per share. The Company incurred an approximately $0.3 million loss on conversion of the Convertible Notes during the nine months ended September 30, 2021. As of September 30, 2021, there were no Convertible Notes or Bridge Notes outstanding.

Additionally, upon closing of the IPO, the Company converted $4 million of its outstanding principal and accrued and unpaid interest of approximately $0.7 million of the Bridge Notes (as defined below), as amended, into 842,429 shares of common stock at a conversion price of $5.60 per share. During the three months ended September 30, 2021, the Company paid off the remaining principal balance of $3.0 million on the Bridge Notes and accrued interest of $64,110.

Liquidity and Going Concern

The Company has recognized recurring losses and at September 30, 2021, the Company had working capital of $12,796,062, an accumulated deficit of $35,969,015, cash of $9,790,732 and accounts payable and accrued expenses of $1,376,560.

On August 13, 2021, the Company entered into a loan agreement (the "Term Loan") and as a result, received proceeds of $3.5 million. This funding was used to pay the remaining balance of $3.0 million on the Bridge Notes. As of September 30, 2021, there were no Bridge Notes outstanding.

Management believes that the Company’s existing cash and cash equivalents, which include the net proceeds from the IPO and the proceeds of the Term Loan, will allow the Company to continue its operations for at least the next 12 months from the date these financial statements are issued and therefore the conditions raising substantial doubt raised in prior periods has been alleviated. As a result of recurring losses, the continued viability of the Company beyond November 2022 may be dependent on its ability to continue to raise additional capital to finance its operations.

Impact of the COVID-19 Pandemic the Company's Operations

In December 2019, the novel coronavirus SARS-Cov2, or COVID-19 outbreak, was reported to have surfaced in China. On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency due to the risks to the international community as the virus spread globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

The Company is subject to the risks arising from the COVID-19 outbreak’s social and economic impacts on the healthcare services industry. The Company's management believes that the social and economic impacts could have a significant impact on future financial condition, liquidity, and results of operations, which include but are not limited to the following: (i) restrictions on in-person activities arising from shelter-in-place, or similar isolation orders; (ii) inability to source specimens from the Company's suppliers arising from shelter-in-place, or similar isolation orders; (iii) reduced capacity if personnel are infected or quarantined; (iv) decline in researcher demand for specimens; and (v) deteriorating economic conditions, such as increased unemployment rates and recessionary conditions.

The COVID-19 outbreak has continued to impact the Company’s operations during the nine months ended September 30, 2021. In response to the COVID-19 outbreak, the Company initially implemented measures to help stabilize revenue as well as measures to reduce costs. To stabilize revenue, the Company added COVID-19 samples to its product line to support growing research in this area and also implemented mobile phlebotomy to more easily access research subjects. While research continues in this area, through September 2021, specimen requests for COVID-19 samples are declining, when compared to the same period in 2020. Given the evolution of the COVID-19 outbreak and the global responses to curb its spread, the Company expects this matter to continue to have an impact on its results of operations, financial condition, and liquidity. However, the extent of the financial impact and the duration cannot be reasonably estimated at this time.

1.NATURE OF BUSINESS

iSpecimen Inc. (“iSpecimen” or the “Company”) was incorporated in 2009 under the laws of the state of Delaware. The Company has developed and launched a proprietary online marketplace platform that connects medical researchers who need access to subjects, samples, and data, with hospitals, laboratories, and other organizations who have access to them. iSpecimen is a technology-driven company founded to address a critical challenge: how to connect life science researchers who need human biofluids, tissues, and living cells (“biospecimens”) for their research, with biospecimens available (but not easily accessible) in healthcare provider organizations worldwide. The iSpecimen Marketplace platform was designed to solve this problem and transform the biospecimen procurement process to accelerate medical discovery. The Company is headquartered in Lexington, Massachusetts and its principal market is North America. The Company operates as one operating and reporting segment.

Liquidity and Going Concern

The Company has recognized recurring losses. At December 31, 2020, the Company had a working capital deficit of $18,663,321, an accumulated deficit of $29,057,587, cash of $695,909 and accounts payable and accrued expenses of $2,603,342. In addition, the Company’s bridge notes payable totaling $6,494,228 mature on or before April 30, 2021. Since inception, the Company has relied upon raising capital to finance operations and at December 31, 2020, the Company did not have sufficient capital to fund its operations.

The future success of the Company is dependent on its ability to successfully obtain additional working capital and to ultimately attain profitable operations. In addition, the Company plans to add additional customers and suppliers to increase revenue and to manage expenditures to improve its financial position and fund operations. However, as certain elements of the Company’s operating plan are outside of the Company’s control, they cannot be considered probable. The Company may seek to fund its operations through public equity, private equity, or debt financings, as well as other sources. The Company may obtain and renegotiate debt financing to support operations. However, the Company may be unable to raise additional capital, or if it is able to raise additional capital, it may be unable to do so on commercially favorable terms. The Company’s failure to raise capital, or enter into such other arrangements if and when needed, would have a negative impact on the Company’s business, results of operations and financial condition and the Company’s ability to continue as a going concern. If the Company does not receive additional capital from future anticipated capital raises, its business plan will be scaled down.

These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of one year after the date the financial statements are issued. Management’s plan to mitigate the conditions that raise substantial doubt include renegotiation of maturing debt, delaying certain projects and capital expenditures and eliminating certain future operating expenses in order to fund operations at reduced levels for the Company to continue as a going concern.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

1.NATURE OF BUSINESS (continued)

Impact of the COVID-19 Pandemic on our Operations

In December 2019, the novel coronavirus SARS-Cov2, or COVID-19 outbreak, was reported to have surfaced in China. On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency due to the risks to the international community as the virus spread globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. iSpecimen is subject to the risks arising from the COVID-19 outbreak’s social and economic impacts on the healthcare services industry. Our management believes that the social and economic impacts, which include but are not limited to the following, could have a significant impact on future financial condition, liquidity, and results of operations: (i) restrictions on in-person activities arising from shelter-in-place, or similar isolation orders; (ii) inability to source specimens from our suppliers arising from shelter-in-place, or similar isolation orders; (iii) reduced capacity if personnel are infected or quarantined; (iv) decline in researcher demand for specimens; and (v) deteriorating economic conditions, such as increased unemployment rates and recessionary conditions.

The COVID-19 outbreak has impacted the Company’s operations during the year ended December 31, 2020. In response to the COVID-19 outbreak, the Company implemented measures to help stabilize revenue as well as measures to reduce costs. To stabilize revenue, the Company added COVID-19 samples to its product line to support growing research in this area and also implemented mobile phlebotomy to more easily access research subjects. Cost saving measures included the elimination of non-essential travel and in-person training activities, the deferral of certain planned expenditures, and the furlough of a small number of employees in August 2020. Given the evolution of the COVID-19 outbreak and the global responses to curb its spread, the Company expects this matter to continue to have an impact on its results of operations, financial condition, and liquidity. However, the extent of the financial impact and the duration cannot be reasonably estimated at this time.